Good will - Summary of Goodwill Intangible Asset (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Goodwill Disclosure [Abstract]
Goodwill	¥ 3,124,828	$ 428,100	¥ 3,124,828